Schedule of Income tax Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Expected income tax at statutory rate					$ (621,735)	$ (458,619)
State tax					168	168
Meals & Entertainments					295
Permanent differences					404,577	295,578
Other					(71,992)	(336)
Change in valuation allowance					289,487	163,209
Provision for income taxes	$ 800		$ 800		$ 800